Hedging Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Gains (losses) on change in value of forward elements of forward contracts, net of tax	$ 1
Reclassification of gain (loss) arising from forward exchange contracts	$ 2